Acquisitions	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Acquisitions
Note 4: Acquisitions

2010 acquisitions – During April 2010, we acquired all of the outstanding stock of Custom Direct, Inc. (Custom Direct), a provider of direct-to-consumer checks, in a cash transaction for $97.9 million, net of cash acquired. We funded the acquisition with our credit facility. The allocation of the purchase price based upon the estimated fair values of the assets acquired and liabilities assumed resulted in goodwill of $66.3 million. We believe this acquisition resulted in the recognition of goodwill as we expect Custom Direct to contribute to our strategy of optimizing cash flows in our Direct Checks segment. Transaction costs related to this acquisition were expensed as incurred and were not significant to our 2010 consolidated statement of income. The results of operations of this business from its acquisition date are included in our Direct Checks segment.

The following illustrates our allocation of the Custom Direct purchase price to the assets acquired and liabilities assumed:

(in thousands)
Cash and cash equivalents	$24
Other current assets	11,249
Intangibles	36,487
Goodwill	66,269
Other non-current assets	5,082
Current liabilities	(8,686)
Non-current liabilities	(12,480)
Total purchase price	97,945
Less: cash acquired	(24)
Purchase price, net of cash acquired	$97,921

Acquired intangible assets included a customer list valued at $15.0 million with a useful life of 1.3 years, internal-use software valued at $12.6 million with a weighted-average useful life of 4.7 years, and trade names valued at $8.9 million with a useful life of 10 years. The software and the trade name are being amortized using the straight-line method, while the customer list is being amortized using an accelerated method. Further information regarding the calculation of the estimated fair values of these assets can be found in Note 7.

During March 2010, we purchased substantially all of the assets of Cornerstone Customer Solutions, LLC (CCS) in a cash transaction for $0.7 million. CCS is a full-service, marketing solutions provider specializing in the development and execution of analytics-driven direct marketing programs. The allocation of the purchase price based upon the estimated fair values of the assets acquired and liabilities assumed resulted in tax deductible goodwill of $0.9 million. We believe this acquisition resulted in the recognition of goodwill as we are offering these strategic and tactical marketing solutions to our financial institution clients. Transaction costs related to this acquisition were expensed as incurred and were not significant to our 2010 consolidated statement of income. The results of operations of this business from its acquisition date are included in our Financial Services segment.

2009 acquisitions – During July 2009, we purchased all of the common stock of Abacus America, Inc., a wholly-owned subsidiary of Aplus Holdings Inc. and a web hosting and internet services provider, in a cash transaction for $27.6 million, net of cash acquired. We acquired this company for its large number of small business subscribers of shared web hosting, hosted e-commerce stores, managed e-mail services, domain name registration and a variety of website management applications. We funded the acquisition with our existing credit facility. The allocation of the purchase price based upon the estimated fair values of the assets acquired and liabilities assumed resulted in goodwill of $24.2 million. We believe this acquisition resulted in the recognition of goodwill as we expanded our customer base and expected to provide the acquired customers upgraded offerings and enhanced web services. The net assets acquired consisted principally of customer relationships with an estimated fair value of $11.9 million and a liability for deferred revenue of $7.3 million. The customer relationship asset is being amortized over seven years using an accelerated method. Further information regarding the calculation of the estimated fair values of the customer relationship asset and the liability for deferred revenue can be found in Note 7. The results of this business were included in our Small Business Services segment from its acquisition date.

Also during July 2009, we purchased substantially all of the assets of MerchEngines.com, a search engine marketing firm, in a cash transaction for $3.2 million, net of cash acquired. MerchEngines.com provides ad agencies, traditional media companies, online publishers and local aggregators a hosted and fully managed search engine marketing solution. The allocation of the purchase price based upon the fair values of the assets acquired and liabilities assumed resulted in tax deductible goodwill of $1.1 million. We believe this acquisition resulted in the recognition of goodwill as it increased the product offerings we provide to our small business customers. The results of this business were included in our Small Business Services segment from its acquisition date.

2008 acquisitions – In August 2008, we acquired all of the common shares of Hostopia.com Inc. (Hostopia) in a cash transaction for $99.4 million, net of cash acquired. We utilized availability under our existing lines of credit to fund the acquisition. Hostopia is a provider of web services that enable small businesses to establish and maintain an internet presence. It also provides email marketing, fax-to-email, mobility synchronization and other services. The allocation of the purchase price based upon the fair values of the assets acquired and liabilities assumed resulted in goodwill of $68.6 million. We believe this acquisition resulted in the recognition of goodwill as Hostopia provides a unified, scaleable services delivery technology platform which we are utilizing as we strive to obtain a greater portion of our revenue from business services.  Hostopia’s technology architecture is the primary delivery platform for these business services offerings. The results of this business were included in our Small Business Services segment from its acquisition date.

The following illustrates our allocation of the Hostopia purchase price to the assets acquired and liabilities assumed:

(in thousands)
Cash and cash equivalents	$23,747
Other current assets	5,011
Intangibles	35,000
Goodwill	68,555
Other non-current assets	4,104
Current liabilities	(3,583)
Non-current liabilities	(9,737)
Total purchase price	123,097
Less: cash acquired	(23,747)
Purchase price, net of cash acquired	$99,350

Acquired intangible assets included internal-use software valued at $17.9 million with a weighted-average useful life of 3.7 years, customer lists/relationships valued at $16.2 million with a useful life of 12 years and a trade name valued at $0.9 million with a useful life of 10 years. The software and trade name assets are being amortized using the straight-line method, while the customer lists/relationships are being amortized using an accelerated method. Further information regarding the calculation of the estimated fair values of the internal-use software and the customer lists/relationships can be found in Note 7.

We also acquired the assets of PartnerUp, Inc. (PartnerUp), Logo Design Mojo, Inc. (Logo Mojo) and Yoffi Digital Press (Yoffi) during 2008 for an aggregate cash amount of $5.5 million. PartnerUp is an online community that is designed to connect small businesses and entrepreneurs with resources and contacts to build their businesses. Logo Mojo is a Canadian-based online logo design firm and Yoffi is a commercial digital printer specializing in custom marketing material. The results of all three businesses were included in Small Business Services from their acquisition dates. The allocation of the purchase price based upon the estimated fair values of the assets acquired and liabilities assumed resulted in tax deductible goodwill of $1.4 million related to the Logo Mojo acquisition. We believe this acquisition resulted in goodwill primarily due to Logo Mojo’s web-based workflow which we expected to incorporate into our processes and which increased our product offerings for small businesses. The assets acquired consisted primarily of internal-use software which is being amortized on the straight-line basis over 3 years.

As our acquisitions were immaterial to our operating results both individually and in the aggregate in the year of the transactions, pro forma results of operations are not provided.